Related Party Transactions (Details) - Schedule of Related Parties and their Relationships With the Group had Transaction	12 Months Ended
Dec. 31, 2023
Mr. Weidong Gu [Member]
Schedule of Related Parties and their Relationships With the Group had Transaction [Line Items]
Name of Related Parties	Founder and chairmen of the board of directors
Mr. Zhisheng Cheng [Member]
Schedule of Related Parties and their Relationships With the Group had Transaction [Line Items]
Name of Related Parties	Vice president
Mr. Xingzhi Huang [Member]
Schedule of Related Parties and their Relationships With the Group had Transaction [Line Items]
Name of Related Parties	Shareholder of the Company
Xinyu High-Tech Investment Co., Ltd. – Export-Import Bank of China Jiangxi Branch [Member]
Schedule of Related Parties and their Relationships With the Group had Transaction [Line Items]
Name of Related Parties	Shareholder of the Company